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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Perry Corp.
                  767 Fifth Avenue
                  New York, NY 10153

Form 13F File Number:      028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            General Counsel
Phone:            212-583-4000

Signature, Place, and Date of Signing:

 /s/ Michael C. Neus                  New York, NY                 May 14, 2010
------------------------           -------------------          ----------------
     [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       1
                                                           ---------------

Form 13F Information Table Entry Total:                                 58
                                                           ---------------

Form 13F Information Table Value Total:                         $3,374,533
                                                           ---------------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         --------                   ------------------------

         1.                         Richard C. Perry.

                                                         Perry Corp
                                                 Form 13F Information Table
                                                Quarter ended March 31, 2010

                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET
                                                     VALUE       SHARES OR
                            TITLE OF      CUSIP       (IN        PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS        NUMBER   THOUSANDS)      AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                     COM        00817Y108   $57,932     1,650,000 SH                   Shared      1        1,650,000
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                     COM        00817Y108   $22,190       632,000 SH   CALL            Shared      1         632,000
------------------------------------------------------------------------------------------------------------------------------------
Airgas Inc                    COM        009363102   $19,175       301,400 SH                   Shared      1         301,400
------------------------------------------------------------------------------------------------------------------------------------
Alcon Inc                   COM SHS      H01301102   $36,729       227,337 SH                   Shared      1         227,337
------------------------------------------------------------------------------------------------------------------------------------
Select Sector SPDR TR    SBI MATERIALS   81369Y100   $16,960       500,000 SH   PUT             Shared      1         500,000
------------------------------------------------------------------------------------------------------------------------------------
BigBand Networks Inc          COM        089750509   $479          135,565 SH                   Shared      1         135,565
------------------------------------------------------------------------------------------------------------------------------------
CapitalSource Inc             COM        14055X102   $22,360     4,000,000 SH                   Shared      1        4,000,000
------------------------------------------------------------------------------------------------------------------------------------
CIT Group Inc                 COM        125581801   $19,254       494,198 SH                   Shared      1         494,198
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                 COM        172967101   $250,393   61,825,500 SH                   Shared      1        61,825,500
------------------------------------------------------------------------------------------------------------------------------------
Conexant Systems Inc          COM        207142308   $2,167        639,196 SH                   Shared      1         639,196
------------------------------------------------------------------------------------------------------------------------------------
Consol Energy Inc             COM        20854P109   $74,655     1,750,000 SH                   Shared      1        1,750,000
------------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp             COM        126650100   $23,764       650,000 SH                   Shared      1         650,000
------------------------------------------------------------------------------------------------------------------------------------
Doral Financial Corp          COM        25811P886   $539          125,000 SH                   Shared      1         125,000
------------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty
Holdings                      SHS        G30397106   $265,289    7,141,146 SH                   Shared      1        7,141,146
------------------------------------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals
Inc                           COM        293904108   $7,585        747,300 SH                   Shared      1         747,300
------------------------------------------------------------------------------------------------------------------------------------
Facet Biotech Corp            SHS        30303Q103   $35,087     1,300,000 SH                   Shared      1        1,300,000
------------------------------------------------------------------------------------------------------------------------------------
Globalstar Inc                COM        378973408   $3,067      2,255,428 SH                   Shared      1        2,255,428
------------------------------------------------------------------------------------------------------------------------------------
Humana Inc                    COM        444859102   $93,540     2,000,000 SH                   Shared      1        2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Humana Inc                    COM        444859102   $10,458       223,600 SH   CALL            Shared      1         223,600
------------------------------------------------------------------------------------------------------------------------------------
ICO Global
Communications Holdings       CL A       44930K108   $1,938      1,615,018 SH                   Shared      1        1,615,018
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson             COM        478160104   $35,262       540,835 SH                   Shared      1         540,835
------------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc               CL A       50075N104   $27,216       900,000 SH                   Shared      1         900,000
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless
International Inc.            COM        521863308   $29,448     1,800,000 SH                   Shared      1        1,800,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET
                                                     VALUE       SHARES OR
                            TITLE OF      CUSIP       (IN        PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS        NUMBER   THOUSANDS)      AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne Inc             COM        539320101   $68,728     9,250,000 SH                   Shared      1        9,250,000
------------------------------------------------------------------------------------------------------------------------------------
LTX-Credence Corp             COM        502403108   $15,150     5,000,000 SH                   Shared      1        5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Lululemon Athletica Inc       COM        550021109   $12,294       296,250 SH                   Shared      1         296,250
------------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications
Inc                           COM        591708102   $15,087     2,130,900 SH   CALL            Shared      1        2,130,900
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                COM        594918104   $73,175     2,500,000 SH                   Shared      1        2,500,000
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                COM        594918104   $244,405    8,350,000 SH   CALL            Shared      1        8,350,000
------------------------------------------------------------------------------------------------------------------------------------
North American Energy
Partners                      COM        656844107   $44,099     4,598,466 SH                   Shared      1        4,598,466
------------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc       COM        671040103   $14,878       250,000 SH                   Shared      1         250,000
------------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear Of
California                    COM        694873100   $15,930     3,000,000 SH                   Shared      1        3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Pain Therapeutics Inc         COM        69562K100   $6,240      1,000,000 SH                   Shared      1        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Palm Inc                      COM        696643105   $9,400      2,500,000 SH                   Shared      1        2,500,000
------------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters
Holdings                      COM        G7127P100   $40,083     1,081,000 SH                   Shared      1        1,081,000
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc                  COM        747525103   $20,995       500,000 SH                   Shared      1         500,000
------------------------------------------------------------------------------------------------------------------------------------
Resolute Energy Corp          COM        76116A108   $6,761        558,300 SH                   Shared      1         558,300
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc                SP ADR PREF T   780097713   $5,602        391,750 SH                   Shared      1         391,750
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc                ADR PFD SER P   780097762   $28,272     2,238,452 SH                   Shared      1        2,238,452
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc                SP ADR PREF M   780097796   $37,310     2,937,789 SH                   Shared      1        2,937,789
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc                ADR PREF SHS R  780097747   $47,269     3,763,473 SH                   Shared      1        3,763,473
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc                ADR PREF SER N  780097770   $23,602     1,868,693 SH                   Shared      1        1,868,693
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc                ADR PREF SHS Q  780097754   $3,402        254,839 SH                   Shared      1         254,839
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc                SP ADR PREF S   780097739   $6,378        485,053 SH                   Shared      1         485,053
------------------------------------------------------------------------------------------------------------------------------------
iShares TR Index         RUSSELL 2000    464287655   $589,882    8,700,000 SH   PUT             Shared      1        8,700,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET
                                                     VALUE       SHARES OR
                            TITLE OF      CUSIP       (IN        PRINCIPAL SH/ PUT/      SHARED  SHARED  OTHER
ISSUER                       CLASS        NUMBER   THOUSANDS)      AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR     UNIT SER 1 S&P   78462F103   $615,420    5,260,000 SH   PUT             Shared      1        5,260,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR Series Trust       S&P RETAIL ETF   78464A714   $144,550    3,500,000 SH   PUT             Shared      1        3,500,000
------------------------------------------------------------------------------------------------------------------------------------
Sigma Designs Inc             COM        826565103   $9,677        824,982 SH                   Shared      1         824,982
------------------------------------------------------------------------------------------------------------------------------------
STEC Inc                      COM        784774101   $8,267        690,100 SH                   Shared      1         690,100
------------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc                 COM        87157D109   $13,805       500,000 SH                   Shared      1         500,000
------------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc                 COM        87157D109   $11,044       400,000 SH   PUT             Shared      1         400,000
------------------------------------------------------------------------------------------------------------------------------------
TerreStar Corp                COM        881451108   $6,247      4,732,734 SH                   Shared      1        4,732,734
------------------------------------------------------------------------------------------------------------------------------------
Trina Solar Ltd            SPON ADR      89628E104   $14,646       600,000 SH                   Shared      1         600,000
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc        COM        91324P102   $25,113       768,700 SH   CALL            Shared      1         768,700
------------------------------------------------------------------------------------------------------------------------------------
Universal American
Corp                          COM        913377107   $104,893    6,811,233 SH                   Shared      1        6,811,233
------------------------------------------------------------------------------------------------------------------------------------
Viacom Inc                   CL B        92553P201   $30,942       900,000 SH                   Shared      1         900,000
------------------------------------------------------------------------------------------------------------------------------------
                            *W EXP
Virgin Media Inc          01/10/2011     92769L119   $1             17,349 SH                   Shared      1          17.349
------------------------------------------------------------------------------------------------------------------------------------
Western Refining Inc          COM        959319104   $5,500      1,000,000 SH                   Shared      1        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                       $3,374,533
